Long-Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt

16) Long-Term Debt

Prior to the closing of the IPO, existing vessel financing agreements were amended to permit the transactions pursuant to which the Partnership acquired its initial fleet at the closing of the IPO and to establish a $20.0 million revolving credit facility.

The Partnership used the net proceeds from the IPO to repay either a portion of the amounts outstanding or the full amount outstanding under the existing loan facilities. All amended loan agreements have been assessed for debt extinguishment or debt modifications in accordance with Accounting Standards Codification (ASC) 470, Debt. Debt that has been fully repaid has been accounted for as debt extinguishment, i.e., for all extinguishments of debt, the difference between the reacquisition price (which includes any premium) and the net carrying amount of the debt being extinguished (which includes any deferred debt issuance costs) has been recognized as a gain or loss when the debt was extinguished.

In June 2014, the Partnership entered into two new senior secured credit facilities in order to refinance its existing long term bank debt. The new senior secured credit facilities consist of a $20 million revolving credit facility and two term loans of $220 million and $140 million. The $220 million term loan and the $20 million revolving facility were drawn in June 2014 to repay existing debt under the $120 million loan facility, the $85 million loan facility and the $93 million loan facility secured by the Bodil Knutsen, the Windsor Knutsen and the Carmen Knutsen, respectively, and the seller’s credit from KNOT. The new $140 million term loan was drawn in November 2014 and replaced the $160 million loan facility secured by the Fortaleza Knutsen and the Recife Knutsen. The repayments of the loan facilities in 2014 have been assessed for debt extinguishment or debt modifications in accordance with Accounting Standards Codification (ASC) 470, Debt. These repayments were accounted for as debt extinguishment and $1.8 million has been written off from deferred financing fees and expenses under interest expense for the year ended December 31, 2014.

Long-term debt as of December 31, 2014 and 2013, consisted of following:

		Year Ended December 31,
(U.S. Dollars in thousands)	Vessel	2014	2013
$220 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	$212,142	$—
$20 million revolving credit facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	20,000	—
$140 million loan facility	Fortaleza Knutsen & Recife Knutsen	135,625	—
$160 million loan facility	Fortaleza Knutsen & Recife Knutsen	—	132,425
$120 million loan facility	Bodil Knutsen	—	67,615
$85 million loan facility	Windsor Knutsen	—	52,400
$93 million loan facility	Carmen Knutsen	—	87,188
$117 million loan facility	Hilda Knutsen	86,724	—
$117 million loan facility	Torill Knutsen	87,960	—
$58.8 million loan facility	Dan Cisne	58,770	—
$12.0 million Seller’s Credit		12,000	—
$10.5 million Seller’s Credit		—	10,349

Total long-term debt		613,221	349,977

Less current installments		38,718	29,269
Less $12 million Seller’s Credit		12,000	—
Less $10.5 million Seller’s Credit		—	10,349

Long-term debt, excluding current installments and seller’s credit		$562,503	$310,359

The Partnership’s outstanding debt of $613.2 million as of December 31, 2014 is repayable as follows:

Year Ending December 31,	U.S. Dollars in thousands
2015	$38,718
2016	39,018
2017	39,318
2018	174,887
2019	287,810
2020-2023	33,470

Total	$613,221

As of December 31, 2014, the interest rates on the Partnership’s loan agreements were the London Interbank Offered Rate (“LIBOR”) plus a fixed margin ranging from 2.125% to 4.5%.

$240 Million Secured Loan Facility

In June 2014, the Partnership’s subsidiaries KNOT Shuttle Tankers 18 AS, KNOT Shuttle Tankers 17 AS and Knutsen Shuttle Tankers 13 AS entered into a senior syndicate secured loan facility in an aggregate amount of $240 million (the “Senior Secured Loan Facility”) to repay existing debt under the $120 million loan facility, the $85 million loan facility, the $93 million loan facility and the $10.5 million seller’s credit from KNOT. The Senior Secured Loan Facility consists of (i) a $220 million term loan (the “Term Loan Facility”) and (ii) a $20 million revolving credit facility (the “Revolving Credit Facility”).

The Revolving Credit Facility terminates in June 2019, and bears interest at LIBOR plus a fixed margin of 2.125%, and has a commitment fee equal to 40% of the margin of the Revolving Credit Facility calculated on the daily undrawn portion of the Revolving Credit Facility. As of December 31, 2014, the Revolving Credit Facility was fully drawn and the outstanding balance was $20.0 million.

The Term Loan Facility is repayable in quarterly instalments over five years with a final balloon payment due at maturity at June 2019. The Term Loan Facility bears interest at LIBOR plus a margin of 2.125%.

The Windsor Knutsen, the Bodil Knutsen and the Carmen Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Senior Secured Loan Facility. The Senior Secured Loan Facility is guaranteed by the Partnership and KNOT Shuttle Tankers AS, and secured by vessel mortgages on the Windsor Knutsen, the Bodil Knutsen and the Carmen Knutsen.

The Senior Secured Loan Facility contains the following financial covenants:

•	The aggregate market value of the Windsor Knutsen, Bodil Knutsen and Carmen Knutsen shall not be less than 110% of the outstanding balance under the Senior Secured Loan Facility for the first two years, 120% for the third and fourth years, and 125% thereafter;

•	Positive working capital for the borrowers and the Partnership;

•	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership above the eighth vessel and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Senior Secured Loan Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2014, the borrowers and the Partnership were in compliance with all covenants under this facility.

$117 Million Hilda Loan Facility

The $117 million secured loan facility (the “Hilda Facility”) is repayable in quarterly installments over five years with a final balloon payment due at maturity in July 2018. The Hilda Facility bears interest at LIBOR plus a fixed margin of 2.5%. The facility is guaranteed by the Partnership and KNOT Shuttle Tankers AS and is secured by a vessel mortgage on the Hilda Knutsen. The Hilda Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Hilda Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors. The Hilda Facility contains the following primary financial covenants:

•	Market value of the Hilda Knutsen shall not be less than 110% of the outstanding balance under the Hilda Facility for the first two years, 120% for the third and fourth year, and 125% thereafter;

•	Positive working capital of the borrower and the Partnership;

•	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership above the eighth vessel and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Hilda Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2014, the borrowers and the Partnership were in compliance with all covenants under this facility.

$117 Million Torill Loan Facility

The $117 million secured loan facility (the “Torill Facility”) is repayable in quarterly installments over five years with a final balloon payment due at maturity in October 2018. The Torill Facility bears interest at LIBOR plus a fixed margin of 2.5%. The facility is guaranteed by the Partnership and KNOT Shuttle Tankers AS and is secured by a vessel mortgage on the Torill Knutsen. The Torill Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Torill Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors. The Torill Facility contains the following primary financial covenants:

•	Market value of the Torill Knutsen shall not be less than 110% of the outstanding balance under the Torill Facility for the first two years, 120% for the third and fourth year, and 125% thereafter;

•	Positive working capital of the borrower and the Partnership;

•	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership above the eighth vessel and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Torill Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2014, the borrowers and the Partnership were in compliance with all covenants under this facility.

$140 Million Secured Loan Facility

In June 2014, the Partnership’s subsidiary Knutsen Shuttle Tankers XII KS entered into a senior syndicate secured loan facility in the amount of $140 million (the “New Fortaleza and Recife Facility”). The New Fortaleza and Recife Facility was drawn in November 2014 and replaced the $160 million secured loan facility, described below. The New Fortaleza and Recife Facility is repayable in quarterly installments over five years with a final balloon payment due at maturity at June 2019. The facility bears interest at LIBOR plus a margin of 2.125%. The Fortaleza Knutsen and the Recife Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the New Fortaleza and Recife Facility. The facility is guaranteed by the Partnership and KNOT Shuttle Tankers AS and is secured by vessel mortgages on the Fortaleza Knutsen and the Recife Knutsen.

The New Fortaleza and Recife Facility contains the following financial covenants:

•	The aggregate market value of the Fortaleza Knutsen and Recife Knutsen shall not be less than 110% of the outstanding balance under the New Fortaleza and Recife Facility for the first two years, 120% for the third and fourth year, and 125% thereafter;

•	Positive working capital of the borrower and the Partnership;

•	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership above the eighth vessel and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The New Fortaleza and Recife Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2014, the guarantors were in compliance with all covenants under this facility. Due to negative mark-to-market value of foreign exchange forward contracts of $2.7 million as of December 31, 2014, the borrower was not in compliance with the positive working capital covenant, as the working capital included the negative mark-to-market value of foreign exchange forward contracts. As of December 31, 2014, the borrower has received a waiver from the bank syndicate in relation to this breach from December 31, 2014 until March 31, 2015. The breach has since been corrected, and Knutsen Shuttle Tankers XII KS is currently in compliance with this covenant.

$58.8 Million Secured Loan Facility

In April 2014, KNOT’s subsidiaries owning the Dan Cisne and Dan Sabia, as the borrowers, entered into a $172.5 million senior secured loan facility in connection with the purchase of the vessels from J. Lauritzen. In connection with the Partnership’s acquisition of KNOT Shuttle Tankers 20 AS, the company that owns the Dan Cisne, in December 2014, the $172.5 million senior secured loan facility was split into a tranche which is related to the Dan Cisne of $58.8 million (the “Dan Cisne Facility”). The Dan Cisne Facility is guaranteed by the Partnership and secured by a vessel mortgage on the Dan Cisne. The Dan Cisne Facility is repayable in semiannual instalments with a final balloon payment due at maturity at September 2023. The Dan Cisne Facility bears interest at LIBOR plus a margin of 2.4%. The Dan Cisne Facility contains the following financial covenants:

•	Market value of the Dan Cisne shall not be less than 100% of the outstanding balance under the Dan Cisne Facility for the first three years, and 125% thereafter;

•	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership above the eighth vessel and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract and;

•	Minimum book equity ratio for the Partnership of 30%.

The facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2014, the borrower and the Partnership were in compliance with all covenants under this facility.

$12 Million Seller’s Credit

As part of financing for the purchase of the Dan Cisne, KNOT provided a $12.0 million seller’s credit (the “Dan Cisne Seller’s Credit”). The Dan Cisne Seller’s Credit is non-amortizing, matures in December 2019 or such other date as the parties agree and bears interest at LIBOR plus a fixed margin of 4.5%. Additionally, the Dan Cisne Seller’s Credit is guaranteed by the Partnership, constitutes a senior debt obligation of KNOT Shuttle Tankers AS and has priority over any shareholder loans or equity provided to KNOT Shuttle Tankers AS by its owners. The Dan Cisne Seller’s Credit contains customary provisions in the case of non-payment or bankruptcy proceedings and carries a default interest of LIBOR plus a fixed margin of 8%. Accrued interest on the Dan Cisne Seller’s Credit accumulates at the end of each six-month period and is capitalized.

$160 Million Secured Loan Facility

The $160 million secured loan facility was repaid in full in November 2014 with the proceeds from the $140 million New Fortaleza and Recife Facility noted above.

The $160 million senior secured loan facility was amended in July 2013 to increase borrowing capacity by $25.4 million in connection with the settlement of acquisition of the Carmen Knutsen on August 1, 2013 (such facility, as amended, the “Fortaleza and Recife Facility”).

The Fortaleza and Recife Facility included two tranches. Each tranche was repayable in quarterly installments over five years with final balloon payments due at maturity in March 2016 and August 2016. We used $26.3 million of net proceeds from our IPO to repay borrowings under the Fortaleza and Recife Facility.

The Fortaleza and Recife Facility bore interest at LIBOR plus a fixed margin of 3.0%.

The Fortaleza and Recife Facility was secured by the Fortaleza Knutsen and the Recife Knutsen, and the Partnership and KNOT Shuttle Tankers AS were the sole guarantors. It also contained the following financial covenants:

•	Positive working capital for the borrower;

•	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership above the eighth vessel and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%.

•	Minimum EBITDA to interest ratio for the Partnership of 2.50;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Market value of the Fortaleza Knutsen and the Recife Knutsen to be no less than 100% of the outstanding balance under the Fortaleza and Recife Facility.

$120 Million Secured Loan Facility

The $120 million secured loan facility was repaid in full in June 2014 with the proceeds from the $240 million Secured Loan Facility noted above.

The $120 million secured loan facility included two tranches. One tranche was repayable in semi-annual installments over five years with final balloon payments due at maturity in February 2016. The second tranche was repayable in semi-annual installments over 12 years. The Partnership used approximately $52.1 million of net proceeds from our IPO to repay borrowings under the $120 million secured loan facility and to amend the facility. The amended facility (the “Bodil Facility”) was a $50.0 million term loan facility and a $20.0 million revolving credit facility. The revolving credit facility bore interest at LIBOR plus a fixed margin of 3% and has a commitment fee equal to 40% of the margin of the revolving credit facility calculated on the daily undrawn portion of the revolving credit facility (40% of 3.0%, which was 1.2% of the undrawn facility amount). The revolving credit facility was drawn in connection with the financing of the Carmen Knutsen.

The Bodil Facility bore interest at LIBOR plus a margin ranging from 0.6% to 3.0%. In addition to the interest rates, the borrower paid to the agent (for distribution to means the Guarantee Institute for Export Credits (“GIEK”)) a guarantee commission of 1.75% per annum of the outstanding amounts under the GIEK guarantee, payable semi-annually in arrears. GIEK is the Norwegian central governmental agency responsible for furnishing guarantees and insurance of export credits.

The Bodil Knutsen, assignments of earnings, charterparty contracts and insurance proceeds were pledged as collateral for the Bodil Facility. The Partnership and KNOT Shuttle Tankers AS were the sole guarantors. The Bodil Facility contained the following financial covenants:

•	Market value of the Bodil Knutsen must be no less than 100% of the outstanding balance under the Bodil Facility for the first four years and 125% for the fifth year;

•	Positive working capital for the borrower;

•	Minimum liquidity for the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership above the eighth vessel and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

$85 Million Secured Loan Facility

The $85 million secured loan facility was repaid in full in June 2014 with the proceeds from the $240 million Senior Secured Loan Facility noted above.

The $85 million secured loan facility (the “Windsor Purchase Facility”) was repayable in semi-annual installments over eight years with a final balloon payment due at maturity in May 2015. None of the Windsor Purchase Facility was repaid in connection with our IPO. Under the Windsor Purchase Facility, the borrower paid on a monthly basis into a retention account subsequently used for principal installments, which account was considered restricted cash.

The Windsor Purchase Facility bore interest at LIBOR plus a fixed margin of 2.25%. Before the amendment, the interest rate was LIBOR plus a fixed margin of 0.82%.

The Windsor Knutsen, assignments of earnings, charterparty contracts and insurance proceeds were pledged as collateral for the Windsor Purchase Facility. The Windsor Purchase Facility required that the market value of the Windsor Knutsen be no less than 110% of the aggregate outstanding balance of the Windsor Purchase Facility.

$93 Million Secured Loan Facility

The $93 million secured loan facility was repaid in full in June 2014 with the proceeds from the $240 million Senior Secured Loan Facility noted above.

The $93 million secured loan facility (the “Carmen Facility”) was repayable in quarterly installments over five years with a final balloon payment due at maturity in January 2018. The Carmen Facility bore interest at LIBOR plus a fixed margin of 2.5%. The Carmen Knutsen, assignments of earnings, charterparty contracts and insurance proceeds were pledged as collateral for the Carmen Facility. The Partnership and KNOT Shuttle Tankers AS were the sole guarantors. The Carmen Facility contained the following financial covenants:

•	Market value of the Carmen Knutsen to be no less than 100% of the outstanding balance under the Carmen Facility for the first four years and 125% for the fifth year;

•	Positive working capital for the borrower;

•	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership above the eighth vessel and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

$10.5 Million Seller’s Credit

As part of the financing for the purchase of the Carmen Knutsen, KNOT provided a seller’s credit to KNOT Shuttle Tankers AS in the form of a loan for $10.5 million (the “Carmen Seller’s Credit”). The Carmen Seller’s Credit was repaid in full in June 2014 with the proceeds from the $240 million Senior Secured Loan Facility noted above. The Carmen Seller’s Credit was non-amortizing and bore interest at LIBOR plus a fixed margin of 4.5%. Additionally, the Carmen Seller’s Credit was guaranteed by the Partnership, constituted a senior debt obligation of the KNOT Shuttle Tankers AS and had priority over any shareholder loans or equity provided to KNOT Shuttle Tankers AS by its owners. The Carmen Seller’s Credit was reduced by $0.1 million as settlement for the working capital in Knutsen Shuttle Tankers 13 AS.